SCHEDULE I (STATEMENT OF OPERATIONS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (30,010,529)	$ (75,874,984)	$ (41,182,119)
Total operating expenses	(52,449,245)	(104,539,712)	(81,855,648)
Loss from operations	(37,237,256)	(105,732,514)	(80,038,016)
Interest expense	(28,805,652)	(28,838,328)	(23,458,361)
Interest income	6,586,276	6,154,813	2,505,432
Other income, net	8,974,787	11,486,938	(1,899,809)
Net loss	(50,609,081)	(133,580,664)	(94,292,695)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,367,729)	(1,982,550)	(706,531)
Total operating expenses	(1,367,729)	(1,982,550)	(706,531)
Loss from operations	(1,367,729)	(1,982,550)	(706,531)
Interest expense	(67,583)	(1,426,848)	(3,794,996)
Interest income	1,568,461	929,636	755,895
Equity in gains (losses) of subsidiaries	(50,695,469)	(141,703,447)	(99,222,232)
Other income, net	(46,761)	10,602,545	8,675,169
Net loss	$ (50,609,081)	$ (133,580,664)	$ (94,292,695)